Fair Value Measurement (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		$ 49,864	$ 32,580
Cash and cash equivalents | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value		49,864	32,580
Cash and cash equivalents | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		49,864	32,580
Restricted cash [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		300
Restricted cash [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value		300	0
Restricted cash [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		300	0
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		(483,350)	(526,710)
2025 Notes [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value		(487,982)	(484,073)
2025 Notes [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		(483,350)	(526,710)
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	[1]	(7,677)	(12,463)
Notes payable, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value		(7,677)	(12,463)
Notes payable, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		(7,677)	(12,463)
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	[1]	(51,708)	(45,814)
Other long-term indebtness, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value		(51,708)	(45,814)
Other long-term indebtness, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		$ (51,708)	$ (45,814)

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.